Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 772,000
Previously Paid Amount	0.00
Total Fee Amount	118.19
Total Offset Amount	0.00
Net Fee	118.19
Narrative - Max Aggregate Offering Price	$ 772,000
Final Prospectus	true